Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 16 – SHAREHOLDERS’ EQUITY

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The restricted amounts as determined pursuant to PRC laws totaled $1,072,895 as of June 30, 2025 and December 31, 2024.

Shares

ReTo was established on August 7, 2015 under the laws of the British Virgin Islands.

Share redesignation

On August 4, 2024, shareholders of ReTo at the 2024 Annual General Meeting of Shareholders approved the amendment and restatement of its amended memorandum and articles of association to, among other things, (a) redesignate the existing shares, par value $0.10 each, as Class A Shares, par value $0.10 each, with the same rights as the existing shares, including the right to one vote at a meeting of the shareholders or on any resolution of shareholders; the right to an equal share in any dividend paid by the Company; and the right to an equal share in the distribution of the surplus assets of the Company on its liquidation, and (b) create an additional 2,000,000 shares each to be designated as Class B shares, par value $0.01 each, with each share to entitle the holder thereof to 1,000 votes but with transfer restrictions, pre-emption rights and no right to any dividend or distribution of the surplus assets on liquidation. The Company has retroactively reflected the above changes made to the Company’s capital structure in the consolidated financial statements as of the earliest period presented.

Immediately after the share redesignation, the Company has an unlimited authorized number of Class A Shares, no par value, and 2,000,000 authorized Class B shares with par value of $0.01 each.

Issuance of Class B shares

On August 14, 2024, as approved by the Company’s board of directors and shareholders, the Company issued 1,000,000 Class B shares to REIT International Development (Group) Co., Limited for a total consideration of $10,000. The issuance of the Class B shares was in reliance on the registration exemption contained in Section 4(a)(2) of the Securities Act of 1933, as amended.

Share combinations

On May 9, 2023, the Company implemented a combination of its authorized, issued and outstanding shares at a ratio of ten-for-one so that every ten shares (or part thereof) authorized and issued were combined into one share (with the fractional shares rounding up to the next whole share) (the “2023 Share Combination”). The Company’s shares began trading on a post-combination basis on May 12, 2023. As a result of the 2023 Share Combination, the Company’s authorized shares were changed from 200,000,000 shares, par value $0.001 per share, to 20,000,000 shares, par value $0.01 per share.

On July 31, 2023, the Company’s board of directors approved a change of the maximum number of shares that the Company is authorized to issue from 20,000,000 shares of a single class each with a par value of $0.01 to an unlimited number of shares of a single class each with a par value of $0.01, effective July 31, 2023.

On February 1, 2024, the Company’s board of directors approved another combination of shares on a ten-for-one basis (the “2024 Share Combination”). The Company’s shares began trading on a post combination basis on March 1, 2024. As a result of the 2024 Share Combination, each ten pre-combination shares of the Company were automatically combined into one share without any action on the part of the holders, with par value of the shares of the Company changing from $0.01 per share to $0.1 per share.

On February 11, 2025, the Company’s board of directors approved another combination of shares on a ten-to-one basis (the “2025 Share Combination”). The Company’s shares began trading on a post-combination basis on March 7, 2025. As a result of the 2025 Share Combination, each ten pre-combination shares of the Company were automatically combined into one share without any action on the part of the holders, with par value of the shares of the Company changing from $0.1 per share to $1.0 per share.

On May 12, 2025, the Company’s board of directors approved to amend and restate the memorandum and articles of association, currently in effect, to adjust the par value of its existing Class A Shares from “par value $1 each” to “no par value.” The Company filed the amended and restated memorandum articles of association to reflect this adjustment with the British Virgin Islands Registrar of Corporate Affairs.

The share number and share-related data in the financial statements have been adjusted to reflect the above share combinations and change of par value. As of June 30, 2025 and December 31, 2024, 7,323,491 and 1,979,879 Class A Shares, respectively, were issued and outstanding.

Equity grants

On June 7, 2024, the Company’s board of directors approved the issuance of an aggregate of 18,726 Class A Shares to its employees, officers and directors for their services under the 2022 Share Incentive Plan. For the six months ended June 30, 2024, the Company issued an aggregate of 6,726 Class A Shares, and the Company recognized share-based compensation expenses of $162,769.

Private placements

On September 29, 2023, the Company entered into a securities purchase agreement (the “Public Offering SPA”) to sell an aggregate of 150,000 shares at a price of $100.0 per share to certain investors. On March 13, 2024, the Company entered into an amendment to the Public Offering SPA with such investors to change the subscription price from $100.0 to $40.0. Net proceeds amounted to $6,000,000. In addition, in a concurrent private placement (the “Concurrent Private Placement”) on September 29, 2023, the Company agreed to sell to certain other investors an aggregate of 100,000 shares, par value $1.0, at $100.0 per share. On March 13, 2024, the Company entered into an amendment to the Concurrent Private Placement with such investors to change the subscription price from $100.0 to $40.0, and the Company closed the Concurrent Private Placement with gross proceeds of $4,000,000 and net proceeds of $3,969,063.